Document and Entity Information	Feb. 15, 2023
Cover [Abstract]
Entity Registrant Name	HUBBELL INC
Amendment Flag	false
Entity Central Index Key	0000048898
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Feb. 15, 2023
Entity Incorporation State Country Code	CT
Entity File Number	1-2958
Entity Tax Identification Number	06-0397030
Entity Address, Address Line One	40 Waterview Drive
Entity Address, City or Town	Shelton
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06484
City Area Code	(475)
Local Phone Number	882-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock - par value $0.01 per share
Trading Symbol	HUBB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false